Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

Note 11 Income taxes

Accounting principles

Income taxes disclosed in the statement of income include current tax expense (or income) and deferred tax expense (or income).

Current tax expenses (or income) are the estimated amount of the tax due for the taxable income of the period.

Deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and other tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Current income taxes	(8,785)	(10,212)	(12,745)
Deferred income taxes	(307)	(563)	(556)
TOTAL INCOME TAXES	(9,092)	(10,775)	(13,301)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2025	2024	2023
Net operating losses and tax carry forwards	3,349	3,324	3,098
Employee benefits	500	436	415
Other temporary non-deductible provisions	6,693	6,886	7,569
Differences in depreciations	(15,687)	(15,003)	(15,443)
Other temporary tax deductions	(4,131)	(4,555)	(3,909)
NET DEFERRED TAX LIABILITY	(9,276)	(8,912)	(8,270)

The reserves of TotalEnergies subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $4,271 million as of December 31, 2025.

Deferred tax assets not recognized as of December 31, 2025, amount to $2,899 million as their future recovery was not regarded as probable given the expected results of the entities, particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $1,153 million, Namibia for an amount of $315 million and Australia for an amount of $201 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2025	2024	2023
Deferred tax assets	3,358	3,202	3,418
Deferred tax liabilities	(12,634)	(12,114)	(11,688)
NET AMOUNT	(9,276)	(8,912)	(8,270)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2025	2024	2023
Opening balance	(8,912)	(8,270)	(5,972)
Deferred tax on income	(307)	(563)	(556)
Deferred tax on shareholders’ equity (a)	306	(768)	(741)
Changes in scope of consolidation and others	(75)	388	(1,102)
Currency translation adjustment	(288)	301	101
CLOSING BALANCE	(9,276)	(8,912)	(8,270)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments in equity instruments, as well as deferred taxes related to the cash flow hedge (refer to Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2025	2024	2023
Consolidated net income	13,357	16,031	21,510
Income taxes	9,092	10,775	13,301
Pre-tax income	22,449	26,806	34,811
French statutory tax rate	25.83%	25.83%	25.83%
Theoretical tax charge	(5,799)	(6,924)	(8,992)
Difference between French and foreign income tax rates	(5,143)	(5,554)	(5,925)
Tax effect of equity affiliates’ income (loss)	660	408	477
Permanent differences	1,271	890	800
Adjustments on prior years income taxes	221	109	54
Adjustments on deferred tax related to changes in tax rates	(91)	(35)	216
Variation of deferred tax assets not recognized	(211)	331	69
INCOME TAXES IN THE STATEMENT OF INCOME	(9,092)	(10,775)	(13,301)

The French statutory tax rate includes the standard corporate tax rate (25%), increased by the additional contribution that bring the overall tax rate to 25.83% in 2025 (as in 2024 and 2023).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

The international tax reform Pillar 2, applicable in France from January 1, 2024, introduces a minimum tax rate of 15% on the profits of companies in each of their operating countries. Given the high tax rates in the Company's operating countries and the increases in countries with lower rates, the application of this minimum tax will not result in the payment of additional tax for 2025, as for 2024.

Schedule of losses and tax credits carried forward

TotalEnergies has deferred tax assets related to losses and carried forward tax credits which expire according to the following years:

As of December 31,
(M$)	2025	2024	2023
2024			2
2025		2	2
2026	5	5	8
2027	6	4	3
2028(a)	6	5	1,201
2029(b)	4	216
2030 and after	560
Unlimited	2,768	3,092	1,882
TOTAL	3,349	3,324	3,098

(a)	2028 and after for 2023.
(b)	2029 and after for 2024.

As of December 31, 2025 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2025	United
(M$)	States	France	Australia
2026
2027
2028
2029
2030 and after	455	6
Unlimited	575	993	571
TOTAL	1,030	999	571